Share-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2010	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in lieu of cash for services, in shares						3,457	3,563
Value of shares issued in lieu of cash						$ 33	$ 34
Equity-based compensation		7,180	480	11,510	804
Equity-based compensation	0			13,895	837	1,224	225
2013 Advisor Multi-Year Outperformance Agreement (OPP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation		6,100		9,800
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	100	1,100	400	1,700	700	1,200	200
Restricted Stock [Member] | Compensation expense, accelerated vesting portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation		$ 2,200		$ 2,200
Restricted Stock [Member] | Equity Plan [Member] | Manager [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum authorized amount as a percentage of shares authorized				10.00%
Shares issued in lieu of cash for services, in shares				167,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				625,000
Restricted Stock [Member] | Director Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period				5 years
Restricted Common Stock [Member] | Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				625,000		93,683	167,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Automatic Grant		3,000		3,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		884,909		884,909		259,909	167,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 13.57		$ 13.57		$ 11.84	$ 12.50
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 14.30		$ 10.65	$ 12.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period				0		1,174
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price				$ 0.00		$ 10.65
Restricted Common Stock [Member] | Director Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				18,000		23,250	14,700
Number of shares authorized, in shares		20		20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Automatic Grant		99,000		99,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 14.58		$ 10.45	$ 11.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period				0		7,650
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price				$ 0.00		$ 11.54
Restricted Unvested Common Stock [Member] | Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				625,000		93,683	167,400
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		625,000		625,000		186,403	153,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 14.30		$ 14.30		$ 11.62	$ 12.50
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 14.30		$ 10.65	$ 12.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				(186,403)		(59,556)	(13,950)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value				$ 11.62		$ 12.42	$ 12.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period				0		1,174
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price				$ 0.00		$ 10.65
Restricted Unvested Common Stock [Member] | Director Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				18,000		23,250	14,700
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 14.58		$ 10.45	$ 11.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				(27,930)		(2,370)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value				$ 10.58		$ 11.88	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period				0		7,650
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price				$ 0.00		$ 11.54
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan, shares of common stock reserved for issuance						500,000